Reportable Segments	12 Months Ended
Dec. 31, 2023
Reportable Segments [Abstract]
REPORTABLE SEGMENTS

NOTE 10 - REPORTABLE SEGMENTS

The Company applies ASC 280, “Segment Reporting”. ASC 280 establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance.

As described in Note 1c, the CODM of the Company is the Chief Executive Officer. The CODM assesses the performance of each segment and allocates resources to those segments based on net revenues and operating results and does not evaluate the Company’s reportable segments using discrete asset information.

	Year Ended December 31, 2023
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$13,624	$7,988	$21,612

Operating income	$4,623	$126	$4,749

	Year Ended December 31, 2022
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$ 13,888	$7,663	$21,551

Operating income	$5,105	$419	$5,524

	Year Ended December 31, 2021
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$14,355	$11,976	$26,331

Operating income	$4,818	$2,010	$6,828

Revenues from one customer of the Company’s billing and related services segment represent approximately 12%, 12% and 7% of the total revenues for the years ended December 31, 2023, 2022 and 2021, respectively.